IPO - Millicom's operations in Tanzania	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity [Abstract]
IPO - Millicom's operations in Tanzania	IPO – Millicom’s operations in Tanzania The Tanzanian government has implemented legislation requiring telecommunications companies to list their shares on the Dar es Salaam Stock Exchange and offer 25% of their shares in a Tanzanian public offering. The Group is currently planning for the IPO of our Tanzanian operation pursuant to the legislation and have filed a draft prospectus with the Tanzania Capital Market and Securities Authority in December 2019. The Regulator has since requested the Group to retain an underwriter to ensure the success of the IPO. Together with its investment bank advisers, the Group is seeking an underwriter active in the Tanzanian and Eastern African markets, a process currently underway.